Financial liabilities designated at fair value - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Designated financial liabilities at fair value through profit or loss [abstract]
Cumulative own credit net loss recognised	£ 1,335	£ 1,434